Leases - Summary of income and expense for lease (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lease expense:
Operating lease costs	¥ 47,268	¥ 47,643	¥ 49,168
Other income and expenses:
Gross sublease income	¥ 1,658	¥ 3,464	¥ 4,638